Property, Plant and Equipment (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2016		Jun. 30, 2016	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	[3]
Property, Plant and Equipment
Current assets	$ 350,000,000	[1]	$ 411,000,000	$ 416,000,000	[1],[2]	$ 828,000,000
Property, plant and equipment, gross	6,689,000,000			6,660,000,000	[2]	6,496,000,000	[2]
Under construction	26,000,000			9,000,000	[2]	9,000,000	[2]
Less accumulated depreciation	(855,000,000)		(928,000,000)	(782,000,000)		(487,000,000)	[2]
Property, Plant and Equipment, Net	5,834,000,000	[1]	$ 5,761,000,000	5,878,000,000	[1],[2]	6,009,000,000	[2]
Proceeds from renewable energy grants				0		422,000,000	[3]	$ 25,000,000
Support Equipment and Facilities [Member]
Property, Plant and Equipment
Property, plant and equipment, gross	6,492,000,000			6,480,000,000		6,317,000,000
Land and improvements
Property, Plant and Equipment
Property, plant and equipment, gross	$ 171,000,000			$ 171,000,000		170,000,000
Minimum [Member] | Support Equipment and Facilities [Member]
Property, Plant and Equipment
Property, plant and equipment, useful life	2 years		2 years	2 years
Maximum [Member] | Support Equipment and Facilities [Member]
Property, Plant and Equipment
Property, plant and equipment, useful life	40 years		40 years	40 years
GCE Holding LLC [Member]
Property, Plant and Equipment
Current assets	$ 29,000,000		$ 34,000,000	$ 36,000,000		$ 33,000,000

[1]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.